Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of proceeds and gains and losses from sales of available-for-sale securities
Proceed	$ 3,244	$ 3,359
Realized gains	237	148
Realized losses
Impairment losses
Net securities gains	$ 237	$ 148